OPPENHEIMER QUEST INTERNATIONAL VALUE FUND

Supplement dated December 12, 2011 to the

Prospectus dated March 30, 2011

This supplement amends the Prospectus, dated March 30, 2011, of Oppenheimer Quest International Value Fund (the “Fund”), and is in addition to any other supplements.

1. The section titled “Portfolio Manager,” on page 5, is deleted in its entirety and is replaced with the following:

Portfolio Manager. Randall Dishmon has been portfolio manager of the Fund since December 12, 2011.

2. The following paragraphs are added within the section titled “THE FUND’S PRINCIPAL INVESTMENT STRATEGIES AND RISKS,” on page 6, after the subsection, “Common Stock and Other Equity Investments”:

Risks of Small- and Mid-Sized Companies. Small- and mid-sized companies may be either established or newer companies, including “unseasoned” companies that have been in operation for less than three years. While smaller companies might offer greater opportunities for gain than larger companies, they also involve greater risk of loss. They may be more sensitive to changes in a company’s earnings expectations and may experience more abrupt and erratic price movements. Smaller companies’ securities often trade in lower volumes and in many instances, are traded over-the-counter or on a regional securities exchange, where the frequency and volume of trading is substantially less than is typical for securities of larger companies traded on national securities exchanges. Therefore, the securities of smaller companies may be subject to wider price fluctuations and it might be harder for the Fund to dispose of its holdings at an acceptable price when it wants to sell them. Small- and mid-sized companies may not have established markets for their products or services and may have fewer customers and product lines. They may have more limited access to financial resources and may not have the financial strength to sustain them through business downturns or adverse market conditions. Since small- and mid-sized companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. Smaller companies may have unseasoned management or less depth in management skill than larger, more established companies. They may be more reliant on the efforts of particular members of their management team and management changes may pose a greater risk to the success of the business. Securities of small, unseasoned companies may be particularly volatile, especially in the short-term, and may have very limited liquidity. It may take a substantial period of time to realize a gain on an investment in a small- or mid-sized company, if any gain is realized at all.

Value Investing. Value investing seeks stocks that are priced below their real or prospective worth. Value investing uses fundamental analysis and research to seek to identify issuers whose securities are undervalued in the marketplace in relation to factors such as their earnings potential, assets, industry position, management strength and cash flows. Undervalued companies may have lower stock prices because the market is not aware of their intrinsic value or does not yet fully recognize their future potential. The price of those securities may increase if other investors recognize a company’s current or potential worth.

Risks of Value Investing. Value investing entails the risk that if the market does not recognize that a selected security is undervalued, the prices of that security might not appreciate as anticipated. A value investing approach could also lead to acquiring fewer securities that might experience rapid price increases during times of market advances. This could cause the investments to underperform strategies that seek capital appreciation by employing only a growth or other non-value approach. Value investing has also gone in and out of favor during past market cycles and is likely to continue to do so. During periods when value investing is out of favor or when markets are unstable, the securities of “value” companies may underperform the securities of “growth” companies.

3. The following paragraph is added within the section titled “THE FUND’S PRINCIPAL INVESTMENT STRATEGIES AND RISKS,” on page 6, after the paragraph, “Investing in Foreign Securities”:

Special Risks of Developing and Emerging Markets. Developing o emerging market countries generally have less developed securities markets or exchanges. Securities of issuers in developing or emerging market countries may be more difficult to sell at an acceptable price and their prices may be more volatile than securities of issuers in countries with more mature markets. Settlements of trades may be subject to greater delays so that the proceeds of a sale of a security may not be received on a timely basis. The economies of developing or emerging market countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. Developing or emerging market countries may have less developed legal and accounting systems, and investments in those countries may be subject to greater risks of government restrictions, including confiscatory taxation, expropriation or nationalization of company assets, restrictions on foreign ownership of local companies and restrictions on withdrawing assets from the country. Their governments may also be more unstable than the governments of more developed countries. The value of the currency of a developing or emerging market country may fluctuate more than the currencies of countries with more mature markets. Investments in securities of issuers in developing or emerging market countries may be considered speculative.

4. The section titled “Portfolio Manager,” on page 10, is deleted in its entirety and is replaced with the following:

Portfolio Manager. The Fund’s portfolio is managed by Randall Dishmon, who is primarily responsible for the day-to-day management of the Fund’s investments. Mr. Dishmon has been portfolio manager of the Fund since December 2011.
Mr. Dishmon has been a Vice President of the Manager since January 2005 and portfolio manager of the Manager since August 2004. He was an Assistant Vice President and Senior Research Analyst of the Manager from June 2001 through August 2004. Mr. Dishmon is a portfolio manager of other portfolios in the OppenheimerFunds complex.

The Statement of Additional Information provides additional information about the portfolio manager’s compensation, other accounts she manages and her ownership of Fund shares.

December 12, 2011

PS0254.037

OPPENHEIMER QUEST INTERNATIONAL VALUE FUND

Supplement dated December 12, 2011 to the
Statement of Additional Information dated March 30, 2011, as revised October 4, 2011

This supplement amends the Statement of Additional Information (“SAI”) of Oppenheimer Quest International Value Fund (the “Fund”) dated March 30, 2011, as revised October 4, 2011.

1. Dominic Freud is no longer a Vice President and Portfolio Manager of the Fund. All references to Mr. Freud contained in the SAI are hereby removed.

2. The sections titled “Portfolio Manager” and “Other Accounts Managed”, on page 41, are deleted in their entirety and replaced with the following:

Portfolio Managers. The Fund’s portfolio is managed by Randall Dishmon, who is primarily responsible for the day-to-day management of the Fund’s investments.

•

Other Accounts Managed. In addition to managing the Fund’s investment portfolio, Mr. Dishmon also manages other investment portfolios and accounts on behalf of the Manager or its affiliates. The following table provides information regarding those other portfolios and accounts as of October 31, 2011. No portfolio or account has an advisory fee based on performance:

Portfolio Manager	Registered Investment Companies Managed	Total Assets in Registered Investment Companies Managed[1]	Other Pooled Investment Vehicles Managed	Total Assets in Other Pooled Investment Vehicles Managed[1]	Other Accounts Managed	Total Assets in Other Accounts Managed[2]
Randall Dishmon	2	$1.06	0	$0	0	$0

1. In billions.

2. Does not include personal accounts of the portfolio managers and their families, which are subject to the Code of Ethics.

3. The section titled “Ownership of Fund Shares” and related table, on page 42, is deleted in its entirety and replaced with the following:

Ownership of Fund Shares. As of December 8, 2011, Mr. Dishmon did not beneficially own any shares of the Fund.

December 12, 2011

PX0254.017